UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
March 31, 2011

Shares		Description (1)	Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 64.6% (50.4% of Total Investments)
		Capital Markets – 5.4%
381,200		Ameriprise Financial, Inc.	7.750%		A	$ 10,578,300
6,400		Credit Suisse	7.900%		A3	172,288
92,800		Deutsche Bank Capital Funding Trust I	7.350%		BBB	2,344,128
1,276,135		Deutsche Bank Capital Funding Trust II	6.550%		BBB	31,469,489
40,500		Deutsche Bank Capital Funding Trust V	8.050%		BBB	1,084,590
95,651		Deutsche Bank Capital Funding Trust VIII	6.375%		BBB	2,293,711
13,800		Deutsche Bank Capital Funding Trust IX	6.625%		BBB	336,444
256,400		Deutsche Bank Contingent Capital Trust III	7.600%		BBB	6,722,808
21,751		Goldman Sachs Group Inc.	6.125%		A1	529,637
70,214		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	1,581,219
4,000		Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		A1	94,640
2,290		Morgan Stanley Capital Trust III	6.250%		Baa2	54,388
2,800		Morgan Stanley Capital Trust V	5.750%		Baa2	64,988
		Total Capital Markets				57,326,630
		Commercial Banks – 6.3%
181,000		Banco Santander Finance	10.500%		A-	5,149,450
150,000		Barclays Bank PLC	8.125%		A-	3,943,500
243,928		BB&T Capital Trust VI	9.600%		Baa1	6,815,348
66,429		BB&T Capital Trust VII	8.100%		Baa1	1,790,262
235,100		Cobank ACB, 144A	7.000%		N/R	11,012,977
82,000		Cobank ACB	11.000%		A	4,561,250
42,800		Cobank ACB	11.000%		A	2,386,100
10,930		Fifth Third Capital Trust V	7.250%		Baa3	277,076
2,200		Fifth Third Capital Trust VI	7.250%		Baa3	55,792
5,200		Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		A3	117,780
10,500,000		HSBC Bank PLC	1.000%		A	6,615,000
404,800		HSBC Holdings PLC, (3)	8.000%		A-	11,042,944
102,700		HSBC Holdings PLC	6.200%		A-	2,480,205
6,166		KeyCorp Capital Trust X	8.000%		Baa3	161,056
5,600,000		National Australia Bank	8.000%		A+	6,176,240
202,101		National City Capital Trust II	6.625%		BBB	5,115,176
		Total Commercial Banks				67,700,156
		Consumer Finance – 0.0%
19,600		HSBC USA Inc., Series H	6.500%		A-	490,000
		Diversified Financial Services – 4.3%
94,800		Citigroup Capital Trust XII	8.500%		BB+	2,496,084
271,589		Citigroup Capital XIII	7.875%		BB+	7,441,539
40,000		Citigroup Capital XVI	6.450%		BB+	954,400
770,313		ING Groep N.V.	7.200%		Ba1	18,271,824
729,055		ING Groep N.V.	7.050%		Ba1	17,001,563
		Total Diversified Financial Services				46,165,410
		Diversified Telecommunication Services – 0.2%
70,501		Telephone and Data Systems Inc.	6.875%		Baa2	1,760,410
		Electric Utilities – 1.7%
59,650		Entergy Louisiana LLC	5.875%		A-	1,509,742
69,300		Entergy Texas Inc.	7.875%		BBB+	1,944,558
29,500		FPL Group Capital Trust I	5.875%		BBB	751,070
216,900		PPL Capital Funding, Inc.	6.850%		BBB-	5,563,485
315,707		PPL Energy Supply LLC	7.000%		BBB	7,965,288
		Total Electric Utilities				17,734,143
		Food Products – 0.5%
53,400		Dairy Farmers of America Inc., 144A	7.875%		BBB-	4,896,113
		Insurance – 18.2%
1,717,889		Aegon N.V.	6.375%		BBB	39,116,333
617,913		Allianz SE	8.375%		A+	16,509,894
945,091		Arch Capital Group Limited	8.000%		BBB	24,090,370
1,400		Arch Capital Group Limited, Series B	7.875%		BBB	35,532
225,855		Assured Guaranty Municipal Holdings	6.250%		A+	4,934,932
6,500,000		Dai-Ichi Mutual Life, 144A	7.250%		A3	6,425,601
404,700		Delphi Financial Group, Inc.	7.376%		BB+	9,813,975
315,140		EverestRe Capital Trust II	6.200%		Baa1	7,345,913
479,400		Markel Corporation	7.500%		BBB	12,560,280
579,892		PartnerRe Limited, Series C	6.750%		BBB+	14,184,158
107,300		PLC Capital Trust III	7.500%		BBB	2,714,690
443,898		PLC Capital Trust IV	7.250%		BBB	11,070,816
11,153		Protective Life Corporation	7.250%		BBB	278,602
200,842		Prudential Financial Inc.	9.000%		BBB+	5,525,163
317,875		Prudential Financial Inc.	6.750%		A-	7,959,590
4,000,000		Reinsurance Group of America Inc.	6.750%		BBB-	3,908,504
410,974		RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	10,093,521
1,200		Torchmark Capital Trust III	7.100%		BBB+	30,540
717,785		W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	17,937,447
		Total Insurance				194,535,861
		Media – 7.0%
746,750		CBS Corporation	6.750%		BBB-	18,773,295
1,084,356		Comcast Corporation	7.000%		BBB+	27,748,670
145,000		Comcast Corporation	6.625%		BBB+	3,774,350
961,340		Viacom Inc.	6.850%		BBB+	24,985,227
		Total Media				75,281,542
		Multi-Utilities – 3.8%
543,823		Dominion Resources Inc.	8.375%		BBB	15,439,135
148,500		Scana Corporation	7.700%		BBB-	4,140,180
768,182		Xcel Energy Inc.	7.600%		BBB	21,409,232
		Total Multi-Utilities				40,988,547
		Oil, Gas & Consumable Fuels – 1.9%
800,273		Nexen Inc.	7.350%		BB+	20,286,921
		Pharmaceuticals – 0.0%
5,000		Bristol Myers Squibb Company (CORTS)	6.250%		A+	126,100
		Real Estate/Mortgage – 15.3%
16,607		AMB Property Corporation, Series L	6.500%		Baa2	413,348
44,480		Commomwealth REIT	7.125%		Baa3	1,117,338
267,403		Developers Diversified Realty Corporation, Series G	8.000%		Ba1	6,711,815
19,908		Developers Diversified Realty Corporation, Series H	7.375%		Ba1	493,718
162,167		Duke Realty Corporation, Series L	6.600%		Baa3	3,788,221
8,710		Harris Preferred Capital Corporation, Series A	7.375%		A-	218,969
73,100		Kimco Realty Corporation, Series F	6.650%		Baa2	1,800,453
909,886		Kimco Realty Corporation, Series G	7.750%		Baa2	23,529,652
62,865		Kimco Realty Corporation, Series H	6.900%		Baa2	1,564,081
82,301		Prologis Trust, Series C	8.540%		Baa3	4,601,144
6,524		Prologis Trust, Series F	6.750%		Baa3	154,293
89,050		Prologis Trust, Series G	6.750%		Baa3	2,135,419
10,357		Public Storage, Inc., Series C	6.600%		BBB+	258,304
110,300		Public Storage, Inc., Series E	6.750%		BBB+	2,781,766
10,900		Public Storage, Inc., Series F	6.450%		BBB+	269,230
17,530		Public Storage, Inc., Series H	6.950%		BBB+	440,178
4,377		Public Storage, Inc., Series I	7.250%		BBB+	110,826
46,000		Public Storage, Inc., Series K	7.250%		BBB+	1,173,460
67,600		Public Storage, Inc., Series Y, (3)	6.850%		BBB+	1,495,650
68,484		Realty Income Corporation	7.375%		Baa2	1,750,451
447,758		Realty Income Corporation	6.750%		Baa2	11,408,874
182,300		Regency Centers Corporation	7.450%		Baa3	4,593,960
223,406		Regency Centers Corporation	7.250%		Baa3	5,560,575
1,079,521		Vornado Realty LP	7.875%		BBB	29,244,224
1,770,027		Wachovia Preferred Funding Corporation	7.250%		A-	45,224,190
159,700		Weingarten Realty Trust	8.100%		BBB	3,625,190
149,245		Weingarten Realty Trust	6.950%		Baa3	3,634,116
232,192		Weingarten Realty Trust	6.500%		Baa3	5,507,594
		Total Real Estate/Mortgage				163,607,039
		Wireless Telecommunication Services – 0.0%
19,272		Telephone and Data Systems Inc.	7.600%		Baa2	484,304
		Total $25 Par (or similar) Preferred Securities (cost $668,226,989)				691,383,176

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Corporate Bonds – 3.3% (2.6% of Total Investments)
		Capital Markets – 0.0%
$600		Man Group PLC	5.000%	8/09/17	Baa3	$ 521,745
		Commercial Banks – 1.1%
1,000		Den Norske Bank	0.875%	2/18/35	Baa1	600,000
1,000		Den Norske Bank	0.657%	2/24/37	Baa1	600,000
5,000		Groupe BCPE	3.800%	12/30/49	BBB-	3,532,500
6,500		LBG Capital I PLC, 144A	7.875%	11/01/20	BB	6,340,750
500		Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	477,500
650		Swedbank ForengingsSparbanken AB, 144A	7.500%	9/11/12	Ba1	659,678
14,650		Total Commercial Banks				12,210,428
		Diversified Financial Services – 0.3%
2,600		Fortis Hybrid Financing	8.250%	8/27/49	BBB	2,613,000
		Electric Utilities – 1.0%
8,000		FPL Group Capital Inc.	6.650%	6/15/17	BBB	7,990,000
2,900		WPS Resource Corporation	6.110%	12/01/16	Baa2	2,831,125
10,900		Total Electric Utilities				10,821,125
		Insurance – 0.7%
2,000		AXA S.A.	2.983%	8/06/49	A3	1,482,500
5,200		Prudential PLC.	11.750%	12/23/14	A-	6,159,660
7,200		Total Insurance				7,642,160
		Multi-Utilities – 0.2%
2,000		Wisconsin Energy Corporation	6.250%	5/15/17	Baa1	2,007,500
$37,950		Total Corporate Bonds (cost $34,145,620)				35,815,958

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 55.6% (43.4% of Total Investments)
		Capital Markets – 1.2%
5,800		ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$ 5,539,000
800		BNY Institutional Capital, 144A	7.780%	12/01/26	A1	819,000
8,200		Credit Suisse Guernsey	1.003%	5/15/17	A3	6,556,146
		Total Capital Markets				12,914,146
		Commercial Banks – 23.8%
5,500		AB Svensk Exportkredit, (3)	6.375%	10/27/49	Aa3	5,036,174
20,400		AgFirst Farm Credit Bank	8.393%	12/15/11	A	21,216,000
2,800		AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,470,804
3,900		American Express Company	6.800%	9/01/16	Baa2	3,978,000
12,974		Banco Santander Finance	10.500%	9/29/49	A-	14,676,825
600		BankAmerica Capital II, Series 2	8.000%	12/15/26	Baa3	613,500
14,420		BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Baa3	14,672,350
1,000		BankAmerica Institutional Trust, 144A	8.070%	12/31/26	Baa3	1,025,000
481		Barclays Bank PLC, 144A	7.434%	12/15/17	A-	481,000
2,400		Barclays Bank PLC, 144A	6.860%	6/15/32	A-	2,244,000
5,000		Barclays Bank PLC	6.278%	12/15/34	A-	4,350,000
9,153		BB&T Capital Trust IV	6.820%	6/12/37	Baa1	9,107,235
8,650		BBVA International Unipersonal	5.919%	4/18/17	A-	7,321,005
9,385		Credit Agricole, S.A., 144A	8.375%	10/13/49	A-	10,041,950
2,074		Credit Agricole, S.A.	9.750%	12/26/54	A-	2,255,475
3,100		Credit Suisse AG	7.875%	12/12/49	BBB+	3,193,000
8,500		Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	8,967,500
1,500		First Empire Capital Trust I	8.234%	2/01/27	Baa2	1,519,074
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	A-	18,547,477
6,800		Fulton Capital Trust I	6.290%	2/01/36	Baa3	5,848,000
5,500		HSBC Bank PLC	0.850%	6/11/49	A	3,520,000
4,650		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	6,231,000
1,300		HSBC Financial Capital Trust IX	5.911%	11/30/15	Baa1	1,244,750
6,000		KeyCorp Capital III	7.750%	7/15/29	Baa3	6,136,044
300		NB Capital Trust IV	8.250%	4/15/27	Baa3	308,250
11,900		Nordea Bank AB	8.375%	3/25/15	A-	12,911,500
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa3	8,144,000
9,230		Rabobank Nederland, 144A	11.000%	6/30/19	AA-	12,022,075
8,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	8,111,232
28,144		Societe Generale	8.750%	10/07/49	BBB+	29,762,280
600		Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	599,891
5,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	4,626,270
650		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	632,145
1,500		Suntrust Capital Trust VIII	6.100%	12/01/66	Baa3	1,462,500
—	(7)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	B	21,142,500
		Total Commercial Banks				254,418,806
		Consumer Finance – 0.8%
7,019		Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	7,045,321
1,180		Capital One Capital VI	8.875%	5/15/40	Baa3	1,243,425
		Total Consumer Finance				8,288,746
		Diversified Financial Services – 3.3%
3,400		Bank One Capital III	8.750%	9/01/30	A2	4,185,332
500		CitiGroup Capital XXI	8.300%	12/21/37	BB+	520,000
12,811		Countrywide Capital Trust III, Series B	8.050%	6/15/27	Baa3	13,195,330
19,900		JP Morgan Chase Capital Trust XI	5.875%	6/15/33	A2	492,724
3,000		JP Morgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	3,054,399
1,775		JP Morgan Chase Capital Trust XX Series T	6.550%	9/29/36	A2	1,804,099
8,000		JP Morgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	8,243,008
3,200		MBNA Corporation, Capital Trust	8.278%	12/01/26	Baa3	3,280,000
		Total Diversified Financial Services				34,774,892
		Diversified Telecommunication Services – 3.2%
31		Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	34,531,250
		Electric Utilities – 1.3%
6,400		Dominion Resources Inc.	7.500%	6/30/16	BBB	6,696,000
7,700		PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	7,594,125
		Total Electric Utilities				14,290,125
		Insurance – 21.0%
2,200		AXA S.A., 144A	6.463%	12/14/18	Baa1	1,919,500
8,680		AXA S.A., 144A	6.379%	12/14/36	Baa1	7,681,800
18,050		AXA	8.600%	12/15/30	A3	21,351,038
117		Axis Capital Holdings Limited	7.500%	12/01/15	BBB	11,509,538
9,600		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	9,048,000
23,200		Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	20,474,000
6,600		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	6,798,000
4,803		Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	4,778,985
5,946		Lincoln National Corporation	7.000%	5/17/16	BBB	5,901,405
2,500		Lincoln National Corporation	6.050%	4/20/17	BBB	2,337,500
16,600		MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	17,845,000
1,400		MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	1,690,500
18,600		National Financial Services Inc.	6.750%	5/15/37	Baa2	17,251,500
1,200		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,030,247
14,200		Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	13,473,812
15,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	15,366,000
6,300		Progressive Corporation	6.700%	6/15/67	A2	6,646,500
6,600		Prudential Financial Inc.	8.875%	6/15/18	BBB+	7,788,000
8,250		Prudential PLC	6.500%	6/29/49	A-	7,631,250
10,400		Swiss Re Capital I	6.854%	5/25/16	A-	10,176,816
2,600		White Mountains Re Group Limited	7.506%	6/30/17	BB	2,487,212
29,650		XL Capital Ltd	6.500%	10/15/57	BBB-	27,203,875
3,600		ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	3,672,000
957		ZFS Finance USA Trust V	6.500%	5/09/67	A	959,393
		Total Insurance				225,021,871
		Oil, Gas & Consumable Fuels – 0.2%
1,625		TranCanada Pipelines Limited	6.350%	5/15/17	Baa1	1,631,624
		Road & Rail – 0.6%
6,400		Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	6,648,000
		Thrifts & Mortgage Finance – 0.0%
500		Onbank Capital Trust I	9.250%	2/01/27	Baa2	509,561
		U.S. Agency – 0.2%
2		Farm Credit Bank of Texas	10.000%	12/15/60	A3	1,905,061
		Total Capital Preferred Securities (cost $571,352,788)				594,934,082

Shares		Description (1)				Value
		Investment Companies – 3.6% (2.8% of Total Investments)
838,654		BlackRock Credit Allocation Income Trust II				$ 8,243,969
1,025,979		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				17,523,721
728,065		John Hancock Preferred Income Fund III				12,195,089
		Total Investment Companies (cost $50,903,795)				37,962,779

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 1.1% (0.8% of Total Investments)
$11,155		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $11,155,182, collateralized by $11,540,000 U.S. Treasury Notes, 0.500%, due 11/15/13, value $11,381,325	0.010%	4/01/11		$ 11,155,179
		Total Short-Term Investments (cost $11,155,179)				11,155,179
		Total Investments (cost $1,335,784,371) – 128.2%				1,371,251,174
		Borrowings – (28.9)% (4), (5)				(308,800,000)
		Other Assets Less Liabilities – 0.7%				7,245,528
		Net Assets Applicable to Common Shares – 100%				$ 1,069,696,702

Investments in Derivatives

Interest Rate Swaps outstanding at March 31, 2011:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)
JP Morgan Chase	$77,200,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/11	3/21/12	$ 10,086
JP Morgan Chase	77,200,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	520,267
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR	2.064%	Monthly	3/21/11	3/21/16	997,256
$1,527,609
Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

Level 1	Level 2	Level 3	Total
Investments:
$25 Par (or similar) Preferred Securities	$615,353,164	$ 76,030,012	$ –	$ 691,383,176
Corporate Bonds	–	35,815,958	–	35,815,958
Capital Preferred Securities	492,724	594,441,358	–	594,934,082
Investment Companies	37,962,779	–	–	37,962,779
Short-Term Investments	–	11,155,179	–	11,155,179
Derivatives:
Interest Rate Swaps*	–	1,527,609	–	1,527,609
Total	$653,808,667	$718,970,116	$ –	$1,372,778,783
* Represents net unrealized appreciation (depreciation).
During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity	Swaps	Unrealized appreciation on forward swaps*	1,587,224	—	—
Total	$1,587,224	$—
* Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require acounterparty to pay or receive a premium.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $1,339,464,097.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 66,704,689
Depreciation	(34,917,612)
Net unrealized appreciation (depreciation) of investments	$ 31,787,077

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. The definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Borrowings as a percentage of Total Investments is 22.5%.
(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2011, investments with a value of $904,771,058 have been pledges as collateral for Borrowings

(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(7)	Principal Amount (000) rounds to less than $1,000.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                           Print the name and title of each signing officer under his or her signature.